Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	R$ 2,875,913	R$ 2,329,057	R$ 1,719,371
Cost of services	(1,109,813)	(859,552)	(652,300)
Gross profit	1,766,100	1,469,505	1,067,071
Selling, general and administrative expenses	(1,014,684)	(798,153)	(622,615)
Other income (expenses), net	15,645	(7,252)	(3,561)
Operating income	767,061	664,100	440,895
Finance income	110,642	102,042	64,566
Finance expenses	(457,616)	(349,893)	(243,796)
Finance result	(346,974)	(247,851)	(179,230)
Share of income of associate	9,495	12,184	11,797
Income before income taxes	429,582	428,433	273,462
Income taxes expenses	(24,166)	(35,677)	(31,179)
Net income	405,416	392,756	242,283
Other comprehensive income
Total comprehensive income	405,416	392,756	242,283
Income attributable to
Equity holders of the parent	386,324	373,569	223,326
Non-controlling interests	19,092	19,187	18,957
Total comprehensive income	R$ 405,416	R$ 392,756	R$ 242,283
Basic earnings per share
Per common share	R$ 4.30	R$ 4.14	R$ 2.39
Diluted earnings per share
Per common share	R$ 4.27	R$ 4.12	R$ 2.37